Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 15, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	WILSON BANK HOLDING CO
Entity Central Index Key	0000885275
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 264,287,135
Entity Common Stock, Shares Outstanding		7,344,831

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Loans, net of allowance for loan losses of $24,525 and $22,177, respectively	$ 1,098,733	$ 1,073,091
Securities:
Held-to-maturity, at amortized cost (market value $15,266 and $13,690, respectively)	14,464	13,396
Available-for-sale, at market (amortized cost $309,329 and $282,453, respectively)	310,731	277,032
Total securities	325,195	290,428
Loans held for sale	14,775	7,845
Federal funds sold	13,215	3,225
Restricted equity securities, at cost	3,012	3,012
Total earning assets	1,454,930	1,377,601
Cash and due from banks	40,959	35,057
Premises and equipment, net	35,437	31,941
Accrued interest receivable	5,930	6,252
Deferred income taxes	8,488	9,629
Other real estate	19,117	13,741
Goodwill	4,805	4,805
Other intangible assets, net	112	508
Other assets	7,592	8,572
Total assets	1,577,370	1,488,106
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	1,406,042	1,331,282
Securities sold under repurchase agreements	7,419	6,536
Accrued interest and other liabilities	6,561	5,955
Total liabilities	1,420,022	1,343,773
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,304,186 and 7,225,088 shares issued and outstanding, respectively	14,608	14,450
Additional paid-in capital	46,734	43,790
Retained earnings	95,141	89,439
Net unrealized gains (losses) on available-for-sale securities, net of income taxes of $537 and $2,075, respectively	865	(3,346)
Total stockholders' equity	157,348	144,333
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders' equity	$ 1,577,370	$ 1,488,106

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 24,525	$ 22,177
Held to maturity market value	15,266	13,690
Available-for-sale, amortized cost	309,329	282,453
Common stock, par value	$ 2	$ 2
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,304,186	7,225,088
Common stock, shares outstanding	7,304,186	7,225,088
Net unrealized gains (losses) on available-for-sale securities, income taxes	$ 537	$ 2,075

Consolidated Statements of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 66,031	$ 67,356	$ 71,028
Interest and dividends on securities:
Taxable securities	5,437	7,927	9,069
Exempt from Federal income taxes	420	453	483
Interest on loans held for sale	237	237	276
Interest on Federal funds sold	97	78	82
Interest and dividends on restricted equity securities	128	129	155
Total interest income	72,350	76,180	81,093
Interest expense:
Interest on negotiable order of withdrawal accounts	2,176	2,554	2,428
Interest on money market accounts and other savings accounts	2,966	3,167	3,455
Interest on certificates of deposit and individual retirement accounts	12,693	18,256	24,390
Interest on securities sold under repurchase agreements	53	70	105
Interest on advances from Federal Home Loan Bank			416
Interest on Federal funds purchased	2	5	1
Total interest expense	17,890	24,052	30,795
Net interest income before provision for loan losses	54,460	52,128	50,298
Provision for loan losses	(8,678)	(14,834)	(7,828)
Net interest income after provision for loan losses	45,782	37,294	42,470
Non-interest income	14,476	14,266	13,981
Non-interest expense	(43,663)	(36,705)	(37,704)
Earnings before income taxes	16,595	14,855	18,747
Income taxes	6,545	5,828	7,180
Net earnings	$ 10,050	$ 9,027	$ 11,567
Basic earnings per common share	$ 1.38	$ 1.25	$ 1.63
Diluted earnings per common share	$ 1.38	$ 1.25	$ 1.63
Weighted average common shares outstanding:
Basic	7,280,907	7,198,711	7,101,084
Diluted	7,288,122	7,206,964	7,112,316

Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Earnings [Abstract]
Net earnings	$ 10,050	$ 9,027	$ 11,567
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $2,685, $1,578 and $250, respectively	4,330	(2,546)	405
Reclassification adjustment for net gains included in net earnings, net of taxes of $73, $204 and $191, respectively	(119)	(328)	(309)
Other comprehensive earnings (losses)	4,211	(2,874)	96
Comprehensive earnings	$ 14,261	$ 6,153	$ 11,663

Consolidated Statements of Comprehensive Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Earnings [Abstract]
Unrealized gains on available-for-sale securities arising during period, taxes	$ 2,685	$ 1,578	$ 250
Reclassification adjustment for net gains included in net earnings, taxes	$ 73	$ 204	$ 191

Consolidated Statements of Changes In Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For- Sale Securities
Beginning balance at Dec. 31, 2008	$ 129,118	$ 14,084	$ 38,078	$ 77,524	$ (568)
Cash dividends declared, $.62 per share	(4,379)			(4,379)
Issuance of 95,403, 79,816, 79,962 shares of stock pursuant to dividend reinvestment plan for the period 2009, 2010, 2011 respectively	3,459	191	3,268
19,493, 5,969, 6,148 common shares repurchased for the period 2009, 2010, 2011 respectively	(697)	(39)	(658)
Issuance of 29,630, 3,659, 5,284 shares of stock pursuant to exercise of stock options for the period 2009, 2010, 2011 respectively	371	59	312
Share based compensation expense	22		22
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $59, $1,782 and $2,612 for the period 2009, 2010, 2011 respectively	96				96
Net earnings for the year	11,567			11,567
Ending balance at Dec. 31, 2009	139,557	14,295	41,022	84,712	(472)
Cash dividends declared, $.62 per share	(4,300)			(4,300)
Issuance of 95,403, 79,816, 79,962 shares of stock pursuant to dividend reinvestment plan for the period 2009, 2010, 2011 respectively	3,052	160	2,892
19,493, 5,969, 6,148 common shares repurchased for the period 2009, 2010, 2011 respectively	(225)	(12)	(213)
Issuance of 29,630, 3,659, 5,284 shares of stock pursuant to exercise of stock options for the period 2009, 2010, 2011 respectively	76	7	69
Share based compensation expense	20		20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $59, $1,782 and $2,612 for the period 2009, 2010, 2011 respectively	(2,874)				(2,874)
Net earnings for the year	9,027			9,027
Ending balance at Dec. 31, 2010	144,333	14,450	43,790	89,439	(3,346)
Cash dividends declared, $.62 per share	(4,348)			(4,348)
Issuance of 95,403, 79,816, 79,962 shares of stock pursuant to dividend reinvestment plan for the period 2009, 2010, 2011 respectively	3,218	160	3,058
19,493, 5,969, 6,148 common shares repurchased for the period 2009, 2010, 2011 respectively	(250)	(13)	(237)
Issuance of 29,630, 3,659, 5,284 shares of stock pursuant to exercise of stock options for the period 2009, 2010, 2011 respectively	110	11	99
Share based compensation expense	24		24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $59, $1,782 and $2,612 for the period 2009, 2010, 2011 respectively	4,211				4,211
Net earnings for the year	10,050			10,050
Ending balance at Dec. 31, 2011	$ 157,348	$ 14,608	$ 46,734	$ 95,141	$ 865

Consolidated Statements of Changes In Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends declared, per shares	$ 0.6	$ 0.6	$ 0.62
Shares of stock pursuant to dividend reinvestment plan	79,962	79,816	95,403
Common shares repurchased	6,148	5,969	19,493
Shares of stock pursuant to exercise of stock options	5,284	3,659	29,630
Net change in unrealized loss on available-for-sale securities, tax	$ 2,612	$ 1,782	$ 59
Common Stock
Shares of stock pursuant to dividend reinvestment plan	79,962	79,816	95,403
Common shares repurchased	6,148	5,969	19,493
Shares of stock pursuant to exercise of stock options	5,284	3,659	29,630
Additional Paid-In Capital
Shares of stock pursuant to dividend reinvestment plan	79,962	79,816	95,403
Common shares repurchased	6,148	5,969	19,493
Shares of stock pursuant to exercise of stock options	5,284	3,659	29,630
Retained Earnings
Cash dividends declared, per shares	$ 0.6	$ 0.6	$ 0.62
Net Unrealized Gain (Loss) On Available-For- Sale Securities
Net change in unrealized loss on available-for-sale securities, tax	$ 2,612	$ 1,782	$ 59

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Interest received	$ 75,013	$ 78,349	$ 81,016
Fees received	12,215	11,459	10,926
Other income received			1
Proceeds from sales of loans	106,179	107,495	154,424
Origination of loans held for sale	(111,040)	(108,038)	(153,978)
Interest paid	(18,642)	(25,196)	(31,538)
Cash paid to suppliers and employees	(36,221)	(31,314)	(39,649)
Income taxes paid	(7,666)	(8,712)	(8,504)
Net cash provided by operating activities	19,838	24,043	12,698
Cash flows from investing activities:
Purchase of available-for-sale securities	(252,525)	(476,633)	(302,570)
Proceeds from maturities and paydowns of available-for-sale securities	197,133	384,761	191,216
Proceeds from sale of available-for-sale securities	26,452	59,532	56,452
Purchase of held-to-maturity securities	(3,348)	(3,452)	(3,181)
Proceeds from maturities and paydowns of held-to-maturity securities	2,195	2,199	2,085
Loans made to customers, net of repayments	(47,353)	(4,030)	(32,989)
Purchase of bank premises and equipment	(4,987)	(2,603)	(1,505)
Proceeds from sale of other assets	94	132	367
Proceeds from sale of other real estate	4,020	3,618	3,482
Net cash used in investing activities	(78,319)	(36,476)	(86,643)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	92,092	100,164	43,228
Net increase (decrease) in time deposits	(17,332)	(79,588)	18,978
Net increase (decrease) in securities under agreements to repurchase	883	37	(948)
Repayments of Federal Home Loan Bank advances, net		(13)	(13,798)
Dividends paid	(4,348)	(4,300)	(4,379)
Proceeds from sale of common stock pursuant to dividend reinvestment	3,218	3,052	3,459
Proceeds from sale of common stock pursuant to exercise of stock options	110	76	371
Repurchase of common shares	(250)	(225)	(697)
Net cash provided by financing activities	74,373	19,203	46,214
Net increase (decrease) in cash and cash equivalents	15,892	6,770	(27,731)
Cash and cash equivalents at beginning of year	38,282	31,512	59,243
Cash and cash equivalents at end of year	54,174	38,282	31,512
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	10,050	9,027	11,567
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	4,228	2,781	2,167
Provision for loan losses	8,678	14,834	7,828
Share based compensation expense	24	20	22
Provision for deferred taxes	(1,471)	(2,618)	(1,939)
Loss on sales of other real estate	3,560	1,113	822
Loss on sales of other assets	15	21	51
Security gains	(192)	(532)	(500)
Loss on restricted equity securities			88
Increase in loans held for sale	(6,930)	(2,818)	(1,486)
Increase (decrease) in taxes payable	350	(266)	614
Decrease (increase) in other assets	954	1,954	(6,255)
Decrease in accrued interest receivable	322	1,311	794
Decrease in interest payable	(752)	(1,144)	(743)
Increase (decrease) in accrued expenses	1,002	360	(332)
Total adjustments	9,788	15,016	1,131
Net cash provided by operating activities	19,838	24,043	12,698
Supplemental Schedule of Non-Cash Activities:
Unrealized gain (loss) in value of securities available-for-sale, net of taxes of $2,612 in 2011, $1,782 in 2010, and $59 in 2009	4,211	(2,874)	96
Non-cash transfers from loans to other real estate	17,170	15,820	4,599
Non-cash transfers from other real estate to loans	4,214	1,272	1,364
Non-cash transfers from loans to other assets	$ 77	$ 171	$ 359

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Unrealized gain in values of securities available-for-sale, income taxes	$ 2,612	$ 1,782	$ 59

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

The accounting and reporting policies of Wilson Bank Holding Company (“the Company”) and Wilson Bank & Trust (“Wilson Bank”) are in accordance with accounting principles generally accepted in the United States of America and conform to general practices within the banking industry. The following is a brief summary of the significant policies.

Accounting Standards Codification —In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standard (“SFAS”) No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162. This statement modifies the Generally Accepted Accounting Principles (“GAAP”) hierarchy by establishing only two levels of GAAP, authoritative and nonauthoritative accounting literature. Effective July 2009, the FASB Accounting Standards Codification (“ASC”), also known collectively as the “Codification”, is considered the single source of authoritative U.S. accounting and reporting standards, except for additional authoritative rules and interpretive releases issued by the Securities and Exchange Commission (“SEC”). Nonauthoritative guidance and literature would include, among other things, FASB Concepts Statements, American Institute of Certified Public Accountants Issue Papers and Technical Practice Aids and accounting textbooks. The Codification was developed to organize GAAP pronouncements by topic so that users can more easily access authoritative accounting guidance. It is organized by topic, subtopic, section, and paragraph, each of which is identified by a numerical designation. FASB ASC 105-10, “Generally Accepted Accounting Principles,” became applicable beginning in third quarter 2009. All accounting references have been updated, and therefore SFAS references have been replaced with ASC references, except for SFAS references that have not been integrated into the codification.

(a)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary Wilson Bank. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b)	Nature of Operations

Wilson Bank operates under a state bank charter and provides full banking services. As a state bank, Wilson Bank is subject to regulations of the Tennessee Department of Financial Institutions and the Federal Deposit Insurance Corporation (“FDIC”). The areas served by Wilson Bank include Wilson County, DeKalb County, Rutherford County, Smith County, Trousdale County, Sumner County, and eastern Davidson County, Tennessee and surrounding counties in Middle Tennessee. Services are provided at the main office and twenty-four branch locations.

(c)	Estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of deferred tax assets, other-than-temporary impairments of securities, and the fair value of financial instruments.

(d)	Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located within Middle Tennessee. The types of securities in which the Company invests are included in note 3. The types of lending in which the Company engages are included in note 2. The Company does not have any significant concentrations to any one industry or customer other than as disclosed in note 2.

Residential 1-4 family, commercial real estate and construction mortgage loans, represented 31%, 37% and 15% and 32%, 32% and 16% of the loan portfolio at December 31, 2011 and 2010, respectively.

(e)	Loans

The Company grants mortgage, commercial and consumer loans to customers. A substantial portion of the loan portfolio is represented by mortgage loans throughout Middle Tennessee. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for unearned income, the allowance for loan losses, and any unamortized deferred fees or costs on originated loans, and premiums or discounts on purchased loans.

Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized on a straight line basis over the respective term of the loan.

Generally the accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than when they become 180 days past due. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

(f)	Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment

(f)	Allowance for Loan Losses, Continued

record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial, mortgage and agricultural loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment disclosures, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

(g)	Debt and Equity Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Trading securities are recorded at fair value with changes in fair value included in earnings. Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Other-than-temporary Impairment—A decline in the fair value of any available-for-sale or held-to-maturity security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount of the security. To determine whether impairment is other-than-temporary, management considers whether the entity expects to recover the entire amortized cost basis of the security by reviewing the present value of the future cash flows associated with the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is referred to as a credit loss and is deemed to be other-than-temporary impairment. If a credit loss is identified, the credit loss is recognized as a charge to earnings and a new cost basis for the security is established. If management concludes that no credit loss exists and it is not more-likely-than-not that it will be required to sell the security before maturity, then the security is not other-than-temporarily impaired and the shortfall is recorded as a component of equity.

No securities have been classified as trading securities.

(h)	Federal Home Loan Bank Stock

The Company, as a member of the Federal Home Loan Bank (“FHLB”) Cincinnati system, is required to maintain an investment in capital stock of the FHLB. Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost. Management reviews for impairment based on the ultimate recoverability of the cost basis in the FHLB stock.

(i)	Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value. For loans carried at lower of cost or fair value, gains and losses on loans sales (sales proceeds minus carrying value) are recorded in non-interest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in non-interest income upon sale of the loan.

(j)	Premises and Equipment

Premises and equipment are stated at cost. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the related assets. Gain or loss on items retired and otherwise disposed of is credited or charged to operations and cost and related accumulated depreciation are removed from the asset and accumulated depreciation accounts.

Expenditures for major renovations and improvements of premises and equipment are capitalized and those for maintenance and repairs are charged to earnings as incurred.

(k)	Other Real Estate

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to their acquisition by the Company, valuations of these assets are periodically performed by management, and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance [i.e. any direct write-downs] are included in net expenses from foreclosed assets.

(l)	Intangible Assets

FASB ASC 310, “Goodwill and Other Intangible Assets” requires that management determine the allocation of intangible assets into identifiable groups at the date of acquisition and appropriate amortization periods be established. Under the provisions of FASB ASC 310, goodwill is not to be amortized; rather, it is to be monitored for impairment and written down to the impairment value at the time impairment occurs. The Company has determined that no impairment loss needs to be recognized related to the goodwill.

(m)	Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks and Federal funds sold. Generally, Federal funds sold are purchased and sold for one-day periods. Management makes deposits only with financial institutions it considers to be financially sound.

(n)	Long-Term Assets

Premises and equipment, intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

(o)	Securities Sold Under Agreements to Repurchase

Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by Federal deposit insurance.

(p)	Income Taxes

The Company accounts for Income Taxes in accordance with income tax accounting guidance (FASB ASC 740, Income Taxes). On January 1, 2007, the Company adopted accounting guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management’s judgment. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

(q)	Stock Options

Stock compensation accounting guidance (FASB ASC 718, Compensation—Stock Compensation) requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees’ service period, generally defined as the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. A Black-Scholes model is used to estimate the fair value of stock options.

(r)	Advertising Costs

Advertising costs are expensed as incurred by the Company and totaled $1,019,000, $813,000 and $802,000 for 2011, 2010 and 2009, respectively.

(s)	Earnings Per Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method.

(t)	Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in note 22 of the consolidated financial statements. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

(u)	Reclassifications

Certain reclassifications have been made to the 2010 and 2009 figures to conform to the presentation for 2011.

(v)	Off-Balance-Sheet Financial Instruments

In the ordinary course of business Wilson Bank, has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

(w)	Impact of New Accounting Standards

In April 2011, FASB issued ASU No. 2011-02 A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring, intended to provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The amendments in this ASU were effective for the quarter ended September 30, 2011 and have been applied retrospectively to the beginning of the current year.

As a result of applying these amendments, the Company reviewed all substandard loans that were renewed since January 1, 2011 and identified two new loan modifications that qualified as a troubled debt restructuring. Pursuant to the guidance set forth in the standard, an impairment amount was calculated on each identified transaction consistent with the methodology followed for other impaired loans, described above.

In 2010, FASB issued Accounting Standards Update (“ASU”) 2010-20, Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 provides enhanced disclosures related to the credit quality of financing receivables and the allowance for credit losses, and provides that new and existing disclosures should be disaggregated based on how an entity develops its allowance for credit losses and how it manages credit exposure. Under the provisions of ASU 2010-20, additional disclosures required for financing receivables include information regarding the aging of past due receivables, credit quality indicators, and modifications of financing receivables. The provisions of ASU 2010-20 are effective for periods ending after December 15, 2010, with the exception of the amendments to the rollforward of the allowance for credit losses which are effective for periods beginning after December 15, 2010. Comparative disclosures are required only for periods ending subsequent to initial adoption. The Company adopted the provisions of ASU 2010-20 and has provided the required disclosures in the consolidated financial statements provided herein.

(w)	Impact of New Accounting Standards, Continued

In 2010, FASB issued ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives. ASU 2010-11 amends ASC 815 to provide clarifying language regarding when embedded credit derivative features are not considered embedded derivatives subject to potential bifurcation and separate accounting. The provisions of ASU 2010-11 are effective for periods beginning after June 15, 2010 and require re-evaluation of certain preexisting contracts to determine whether the accounting for such contracts is consistent with the amended guidance in ASU 2010-11. If the fair value option is elected for an instrument upon adoption of the amendment to ASC 815, re-evaluation of such preexisting contracts is not required. The adoption of this standard did not impact the operating results of the Company.

In 2010, FASB issued ASU No. 2010-09, Subsequent Events. This guidance amends FASB ASC Topic 855, Subsequent Events, so that SEC filers no longer are required to disclose the date through which subsequent events have been evaluated in originally issued and revised financial statements. SEC filers must evaluate subsequent events through the date the financial statements are issued.

In 2010, FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements. This update requires reporting entities to make new disclosures about recurring or nonrecurring fair value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements and information about purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The ASU also clarified existing fair-value measurement disclosure guidance about the level of disaggregation, inputs, and valuation techniques. This guidance related to transfers between Level 1 and Level 2 fair-value measurements was effective for interim and annual reporting periods beginning after December 15, 2009. The guidance related to Level 3 fair-value measurements is effective for periods beginning after December 15, 2010. The adoption of the Level 1 and Level 2 guidance did not have a material effect on the financial statements. The Company does not expect the adoption of the Level 3 guidance to have a material effect on its consolidated financial statements.

In 2009, FASB issued ASU 2009-17, Consolidations which amended guidance on accounting for variable interest entities (VIEs). This guidance replaces the quantitative-based risks and rewards calculation for determining which enterprise might have a controlling financial interest in a VIE. The new, more qualitative evaluation focuses on who has the power to direct the significant economic activities of the VIE and also who has the obligation to absorb losses or rights to receive benefits from the VIE. It also requires an ongoing reassessment of whether an enterprise is the primary beneficiary of a VIE and calls for certain expanded disclosures about an enterprise’s involvement with variable interest entities. The new guidance was adopted by the Company on January 1, 2010. The new guidance did not have a material effect on its financial position or results of operations.

In 2009, FASB issued ASU 2009-16, Transfers and Servicing amended previous guidance on accounting for transfers of financial assets. The amended guidance eliminates the concept of qualifying special-purpose entities and requires that these entities be evaluated for consolidation under applicable accounting guidance, and it also removes the exception that permitted sale accounting for certain mortgage securitizations when control over the transferred assets had not been surrendered. Based on this new standard, many types of transferred financial assets that would previously have been derecognized will now remain on the transferor’s financial statements. The guidance also requires enhanced disclosures about transfers of financial assets and the transferor’s continuing involvement with those assets and related risk exposure. The Company adopted this new guidance on January 1, 2010. Adoption of this new guidance did not have an impact on the Company’s financial condition or results of operations.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

The classification of loans at December 31, 2011 and 2010 is as follows:

	September 30,	September 30,
	In Thousands
	2011	2010

Mortgage loans on real estate:
Residential 1-4 family	$344,029	351,237
Multifamily	9,791	8,711
Commercial	410,837	347,381
Construction	166,460	176,842
Farmland	35,691	38,369
Second mortgages	14,711	15,373
Equity lines of credit	39,307	36,861

Total mortgage loans on real estate	1,020,826	974,774

Commercial loans	50,430	57,249

Agriculture loans	2,556	3,017

Consumer installment loans:
Personal	41,521	52,574
Credit cards	3,168	3,160

Total consumer installment loans	44,689	55,734

Other loans	6,788	5,841

	1,125,289	1,096,615

Net deferred loan fees	(2,031)	(1,347)

Total loans	1,123,258	1,095,268

Less: Allowance for loan losses	(24,525)	(22,177)

Loans, net	$1,098,733	1,073,091

At December 31, 2011, variable rate loans were $694,688,000 and fixed rate loans totaled $428,570,000. At December 31, 2010, variable rate and fixed rate loans totaled $661,584,000 and $433,684,000, respectively.

In the normal course of business, Wilson Bank has made loans at prevailing interest rates and terms to directors and executive officers of the Company and to their affiliates. The aggregate amount of these loans was $9,872,000 and $9,919,000 at December 31, 2011 and 2010, respectively. As of December 31, 2011, none of these loans were restructured, nor were any related party loans charged-off during the past three years nor did they involve more than the normal risk of collectibility or present other unfavorable features.

An analysis of the activity with respect to such loans to related parties is as follows:

	September 30,	September 30,
	In Thousands
	December 31,
	2011	2010

Balance, January 1	$9,919	12,305
New loans and renewals during the year	9,698	7,509
Repayments (including loans paid by renewal) during the year	(9,745)	(9,895)

Balance, December 31	$9,872	9,919

A director of the Company performs appraisals related to certain loan customers. Fees paid to the director for these services were $198,000 in 2011, $279,000 in 2010, and $359,000 in 2009.

A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310-10-35-16), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following table, present the Company’s impaired loans at December 31, 2011 and 2010:

	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

December 31, 2011

With no related allowance recorded:
Residential 1-4 family	$6,263	6,439	—	4,670	271
Multifamily	412	412	—	414	23
Commercial real estate	6,711	6,711	—	4,461	268
Construction	8,418	8,918	—	7,327	186
Farmland	—	—	—	1,366	—
Second mortgages	606	606	—	606	—
Equity lines of credit	—	—	—	93	—
Commercial	—	176	—	51	—
Agricultural	—	—	—	—	—

	$22,410	23,262	—	18,988	748

	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

December 31, 2011

With allowance recorded:
Residential 1-4 family	$5,310	5,310	1,053	7,361	262
Multifamily	—	—	—	—	—
Commercial real estate	16,971	16,971	3,744	15,826	673
Construction	8,215	8,215	2,228	12,250	137
Farmland	4,261	4,261	1,193	3,181	129
Second mortgages	316	316	41	199	10
Equity lines of credit	170	170	15	43	8
Commercial	849	849	754	928	32
Agricultural	—	—	—	—	—

	$36,092	36,092	9,028	39,788	1,251

Total:
Residential 1-4 family	$11,573	11,749	1,053	12,031	533
Multifamily	412	412	—	414	23
Commercial real estate	23,682	23,682	3,744	20,287	941
Construction	16,633	17,133	2,228	19,577	323
Farmland	4,261	4,261	1,193	4,547	129
Second mortgages	922	922	41	805	10
Equity lines of credit	170	170	15	136	8
Commercial	849	1,025	754	979	32
Agricultural	—	—	—	—	—

	$58,502	59,354	9,028	58,776	1,999

December 31, 2010

With no related allowance recorded:
Residential 1-4 family	$3,811	3,811	—	5,876	472
Multifamily	406	406	—	464	26
Commercial real estate	3,760	4,260	—	4,780	136
Construction	10,522	10,844	—	6,950	256
Farmland	—	—	—	1,790	—
Second mortgages	706	706	—	644	1
Equity lines of credit	—	—	—	601	—
Commercial	204	204	—	689	11
Agricultural	—	—	—	39	—

	$19,409	20,231	—	21,833	902

	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

December 31, 2010

With allowance recorded:
Residential 1-4 family	$7,818	7,890	1,275	9,890	351
Multifamily	—	—	—	—	—
Commercial real estate	18,686	18,686	3,816	15,027	347
Construction	8,546	8,914	1,782	8,426	392
Farmland	1,866	1,866	231	3,848	68
Second mortgages	164	164	15	337	—
Equity lines of credit	869	869	159	418	32
Commercial	910	910	670	569	25
Agricultural	155	155	25	39	10

	$39,014	39,454	7,973	38,554	1,225

Total
Residential 1-4 family	11,629	11,701	1,275	15,766	823
Multifamily	406	406	—	464	26
Commercial real estate	22,446	22,946	3,816	19,807	483
Construction	19,068	19,758	1,782	15,376	648
Farmland	1,866	1,866	231	5,638	68
Second mortgages	870	870	15	981	1
Equity lines of credit	869	869	159	1,019	32
Commercial	1,114	1,114	670	1,258	36
Agricultural	155	155	25	78	10

	$58,423	59,685	7,973	60,387	2,127

The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2011 and 2010.

Loans on Nonaccrual Status

	September 30,	September 30,
	In Thousands
	2011	2010

Residential 1-4 family	$2,256	3,611
Multifamily	—	—
Commercial real estate	4,995	7,465
Construction	14,378	7,850
Farmland	2,695	1,308
Second mortgages	606	770
Equity lines of credit	—	667
Commercial	35	490
Installment and other	—	—

Total	$24,965	22,161

Potential problem loans, which include nonperforming assets, amounted to approximately $67.3 million at December 31, 2011 compared to $63.2 million at December 31, 2010. Potential problem loans represent those loans with a well defined weakness and where information about possible credit problems of borrowers has caused management to have serious doubts about the borrower’s ability to comply with present repayment terms. This definition is believed to be substantially consistent with the standards established by the FDIC, the Company’s primary federal regulator, for loans classified as special mention, substandard, or doubtful, excluding the impact of nonperforming loans.

The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•

Special mention loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•

Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•

Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total

Credit Risk Profile by Internally Assigned Grade

December 31, 2011

Pass	$326,406	9,245	386,765	149,451	31,251	13,158	38,803	49,385	2,534	51,010	1,058,008
Special mention	9,537	53	7,963	459	76	517	316	37	—	157	19,115
Substandard	8,086	493	16,109	16,550	4,364	1,036	188	1,008	22	310	48,166
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$344,029	9,791	410,837	166,460	35,691	14,711	39,307	50,430	2,556	51,477	1,125,289

December 31, 2010

Pass	$333,971	8,226	324,880	160,457	36,333	13,838	35,834	56,053	2,852	61,005	1,033,449
Special mention	9,567	—	5,873	726	340	588	276	50	155	166	17,741
Substandard	7,699	485	16,628	15,659	1,696	947	751	1,146	10	404	45,425
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$351,237	8,711	347,381	176,842	38,369	15,373	36,861	57,249	3,017	61,575	1,096,615

Age Analysis of Past Due Loans

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
							Recorded
							Investment
	30-59	60-89	Greater				Greater Than
	Days	Days	Than	Total		Total	90 Days and
	Past Due	Past Due	90 Days	Past Due	Current	Loans	Accruing

December 31, 2011

Residential 1-4 family	$4,003	1,029	3,566	8,598	335,431	344,029	1,310
Multifamily	53	—	—	53	9,738	9,791	—
Commercial real estate	548	1,803	8,990	11,341	399,496	410,837	3,995
Construction	329	—	14,473	14,802	151,658	166,460	95
Farmland	46	—	2,695	2,741	32,950	35,691	—
Second mortgages	49	50	640	739	13,972	14,711	34
Equity lines of credit	36	64	—	100	39,207	39,307	—
Commercial	64	44	148	256	50,174	50,430	113
Agricultural, installment and other	327	172	123	622	53,411	54,033	123

Total	$5,455	3,162	30,635	39,252	1,086,037	1,125,289	5,670

	In Thousands
							Recorded
							Investment
	30-59	60-89	Greater				Greater Than
	Days	Days	Than	Total		Total	90 Days and
	Past Due	Past Due	90 Days	Past Due	Current	Loans	Accruing

December 31, 2010

Residential 1-4 family	$5,714	1,080	5,141	11,935	339,302	351,237	1,530
Multifamily	53	—	79	132	8,579	8,711	79
Commercial real estate	558	200	7,673	8,431	338,950	347,381	208
Construction	1,830	160	8,028	10,018	166,824	176,842	178
Farmland	1,572	188	1,651	3,411	34,958	38,369	343
Second mortgages	215	48	890	1,153	14,220	15,373	120
Equity lines of credit	73	—	667	740	36,121	36,861	—
Commercial	330	2	492	824	56,425	57,249	2
Agricultural, installment and other	872	159	108	1,139	63,453	64,592	108

Total	$11,217	1,837	24,729	37,783	1,058,832	1,096,615	2,568

Transactions in the allowance for loan losses for the years ended December 31, 2011 and 2010 are summarized as follows:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total

December 31, 2011

Allowance for loan losses:

Beginning balance	$5,140	46	7,285	5,558	988	276	767	1,163	67	887	22,177
Provision	2,311	8	2,228	2,279	1,137	311	18	640	(47)	(207)	8,678
Charge-offs	(2,108)	—	(1,283)	(1,681)	(296)	(268)	(148)	(516)	(1)	(461)	(6,762)
Recoveries	71	—	12	67	—	7	16	22	—	237	432

Ending balance	$5,414	54	8,242	6,223	1,829	326	653	1,309	19	456	24,525

Ending balance individually evaluated for impairment	$1,053	—	3,744	2,228	1,193	41	15	754	—	—	9,028

Ending balance collectively evaluated for impairment	$4,361	54	4,498	3,995	636	285	638	555	19	456	15,497

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:

Ending balance	$344,029	9,791	410,837	166,460	35,691	14,711	39,307	50,430	2,556	51,477	1,125,289

Ending balance individually evaluated for impairment	$11,573	412	23,682	16,633	4,261	922	170	849	—	—	58,502

Ending balance collectively evaluated for impairment	$332,456	9,379	387,155	149,827	31,430	13,789	39,137	49,581	2,556	51,477	1,066,787

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total

December 31, 2010

Allowance for loan losses:

Beginning balance	$4,268	25	4,499	3,412	151	521	788	1,625	38	1,320	16,647
Provision	3,031	21	3,920	5,907	1,574	(65)	642	(320)	29	95	14,834
Charge-offs	(2,193)	—	(1,134)	(3,791)	(737)	(186)	(663)	(253)	—	(719)	(9,676)
Recoveries	34	—	—	30	—	6	—	111	—	191	372

Ending balance	$5,140	46	7,285	5,558	988	276	767	1,163	67	887	22,177

Ending balance individually evaluated for impairment	$1,275	—	3,816	1,782	231	15	159	670	25	—	7,973

Ending balance collectively evaluated for impairment	$3,865	46	3,469	3,776	757	261	608	493	42	887	14,204

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:

Ending balance	$351,237	8,711	347,381	176,842	38,369	15,373	36,861	57,249	3,017	61,575	1,096,615

Ending balance individually evaluated for impairment	$11,629	406	22,446	19,068	1,866	870	869	1,114	155	—	58,423

Ending balance collectively evaluated for impairment	$339,608	8,305	324,935	157,774	36,503	14,503	35,992	56,135	2,862	61,575	1,038,192

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

The following table outlines the amount of each troubled debt restructuring categorized by loan classification as of December 31, 2011 and 2010 (dollars in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	December 31, 2011			December 31, 2010
			Post			Post
			Modification			Modification
		Pre	Outstanding		Pre	Outstanding
		Modification	Recorded		Modification	Recorded
		Outstanding	Investment,		Outstanding	Investment,
	Number	Recorded	Net of Related	Number of	Recorded	Net of Related
	of Contracts	Investment	Allowance	Contracts	Investment	Allowance

Residential 1-4 family	1	$3,938	$3,088	—	—	—
Multifamily	—	—	—	—	—	—
Commercial real estate	—	—	—	—	—	—
Construction	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	1	245	95	—	—	—
Agricultural, installment and other	—	—	—	—	—	—

Total	2	$4,183	$3,183	—	—	—

The Company has not had any troubled debt restructurings that subsequently defaulted. A default is defined as an occurrence which violates the terms of the receivable’s contract.

The Company’s principal customers are primarily in the Middle Tennessee area with a concentration in Wilson County, Tennessee. Credit is extended to businesses and individuals and is evidenced by promissory notes. The terms and conditions of the loans including collateral vary depending upon the purpose of the credit and the borrower’s financial condition.

In 2011, 2010 and 2009, the Company originated loans in the secondary market of $111,040,000, $108,038,000 and $153,978,000, respectively. The fees and gain on sale of these loans totaled $2,069,000, $2,275,000 and $2,554,000 in 2011, 2010 and 2009, respectively.

Of the loans sold in the secondary market, the recourse to Wilson Bank is limited. On loans sold to the Federal Home Loan Mortgage Corporation, Wilson Bank has a recourse obligation for one year from the purchase date. At December 31, 2011, there were no loans sold to the Federal Home Loan Mortgage Corporation with existing recourse. All other loans sold in the secondary market provide the purchaser recourse to Wilson Bank for a period of 90 days up to one year from the date of purchase and only in the event of a default by the borrower pursuant to the terms of the individual loan agreement. At December 31, 2011 and 2010, total loans sold with recourse to Wilson Bank, including those sold to the Federal Home Loan Mortgage Corporation, aggregated $97,144,000 and $107,495,000, respectively. At December 31, 2011, Wilson Bank had not been required to repurchase any of the loans originated by Wilson Bank and sold in the secondary market. Management expects no material to result from these recourse provisions.

Debt and Equity Securities	12 Months Ended
Dec. 31, 2011
Debt and Equity Securities [Abstract]
Debt and Equity Securities
(3)	Debt and Equity Securities

Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2011 consist of the following:

	September 30,	September 30,	September 30,	September 30,
	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$2,425	103	—	2,528
Obligations of states and political subdivisions	12,039	699	—	12,738

	$14,464	802	—	15,266

	September 30,	September 30,	September 30,	September 30,
	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)*	$114,819	268	161	114,926
Mortgage-backed:
GSE residential	192,989	1,379	201	194,167
Obligations of states and political subdivisions	1,521	117	—	1,638

	$309,329	1,764	362	310,731

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

Included in mortgage-backed GSE residential available for sale securities are collateralized mortgage obligations totaling $7,586,000 (fair value of $7,735,000) at December 31, 2010. There were no collateralized mortgage obligations at December 31, 2011.

The Company’s classification of securities at December 31, 2010 is as follows:

	September 30,	September 30,	September 30,	September 30,
	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$1,637	19	6	1,650
Obligations of states and political subdivisions	11,759	369	88	12,040

	$13,396	388	94	13,690

	September 30,	September 30,	September 30,	September 30,
	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government and Federal agencies	$2,004	8	—	2,012
U.S. Government-sponsored enterprises (GSEs)*	157,089	235	2,646	154,678
Mortgage-backed:
GSE residential	121,838	31	3,069	118,800
Obligations of states and political subdivisions	1,522	27	7	1,542

	$282,453	301	5,722	277,032

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

The amortized cost and estimated market value of debt securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	September 30,	September 30,
	In Thousands
		Estimated
	Amortized	Market
Securities Held-To-Maturity	Cost	Value

Due in one year or less	$535	541
Due after one year through five years	5,898	6,169
Due after five years through ten years	3,654	3,895
Due after ten years	1,952	2,133

	12,039	12,738
Mortgage-backed securities	2,425	2,528

	$14,464	15,266

	September 30,	September 30,
	In Thousands
		Estimated
	Amortized	Market
Securities Available-For-Sale	Cost	Value

Due in one year or less	$—	—
Due after one year through five years	79,309	79,349
Due after five years through ten years	37,031	37,215
Due after ten years	—	—

	116,340	116,564
Mortgage-backed securities	192,989	194,167

	$309,329	310,731

Results from sales of debt and equity securities are as follows:

	September 30,	September 30,	September 30,
	In Thousands
	2011	2010	2009

Gross proceeds	$26,452	59,532	56,452

Gross realized gains	$192	551	551
Gross realized losses	—	19	51

Net realized gains	$192	532	500

Securities carried in the balance sheet of approximately $118,504,000 (approximate market value of $118,979,000) and $147,308,000 (approximate market value of $144,801,000) were pledged to secure public deposits and for other purposes as required or permitted by law at December 31, 2011 and 2010, respectively.

Included in the securities above are $11,538,000 (approximate market value of $12,203,000) and $11,257,000 (approximate market value of $11,539,000) at December 31, 2011 and 2010, respectively, in obligations of political subdivisions located within the State of Tennessee. Management purchases only obligations of such political subdivisions it considers to be financially sound.

Securities that have rates that adjust prior to maturity totaled $20,000 (approximate market value of $20,000) and $26,000 (approximate market value of $27,000) at December 31, 2011 and 2010, respectively.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011.

Available for sale and held to maturity securities that have been in a continuous unrealized loss position are as follows:

	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx
In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number			Number
			of			of
	Fair	Unrealized	Securities	Fair	Unrealized	Securities	Fair	Unrealized
	Value	Losses	Included	Value	Losses	Included	Value	Losses
Held to Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$—	$—	—	$—	$—	—	$—	$—
Obligations of states and political subdivisions	—	—	—	—	—	—	—	—

	$—	$—	—	$—	$—	—	$—	$—

Available-for-Sale Securities:
Debt securities:
GSEs	$48,810	161	14	$—	—	—	$48,810	$161

Mortgage-backed:

GSE residential	58,130	201	12	—	—	—	58,130	201

Obligations of states and political subdivisions	—	—	—	—	—	—	—	—

	$106,940	$362	26	$—	$—	—	$106,940	$362

Restricted Equity Securities	12 Months Ended
Dec. 31, 2011
Restricted Equity Securities and Dividend Reinvestment Plan and Regulatory Matters and Restrictions on Dividends [Abstract]
Restricted Equity Securities
(4)	Restricted Equity Securities

Restricted equity securities consists of stock of the Federal Home Loan Bank amounting to $3,012,000 and $3,012,000 at December 31, 2011 and 2010, respectively. The stock can be sold back only at par or a value as determined by the issuing institution and only to the respective financial institution or to another member institution. These securities are recorded at cost.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

The detail of premises and equipment at December 31, 2011 and 2010 is as follows:

	September 30,	September 30,
	In Thousands
	2011	2010

Land	$15,111	14,520
Buildings	23,578	20,993
Leasehold improvements	140	140
Furniture and equipment	5,636	5,168
Automobiles	92	104
Construction-in-progress	1,118	644

	45,675	41,569
Less accumulated depreciation	(10,238)	(9,628)

	$35,437	31,941

During 2011 and 2010 payments of $1,173,000 and $503,000, respectively, were made to a director for building repairs and maintenance and construction of buildings.

Depreciation expense was $1,491,000, $1,527,000 and $1,675,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Acquired Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Acquired Intangible Assets and Goodwill [Abstract]
Acquired Intangible Assets and Goodwill
(6)	Acquired Intangible Assets and Goodwill

The intangible assets result from the excess of purchase price over the applicable book value of the net assets acquired of 50% owned subsidiaries in 2005:

Amortizable intangible assets:

	September 30,	September 30,
	In Thousands
	2011	2010

Premium on purchased deposits	$2,787	2,787

Accumulated amortization	2,675	2,279

	$112	508

	September 30,	September 30,	September 30,
	For the Year Ended December 31,
	2011	2010	2009

Amortization expense	$396	396	396

Estimated amortization expense:

September 30,
For the Year Ended

2012	$112

The premium on purchased deposits is being amortized on a straight-line basis over 7 years.

	September 30,	September 30,
	In Thousands
	2011	2010
Goodwill:
Balance at January 1,	$4,805	4,805
Goodwill acquired during year	—	—
Impairment loss	—	—

Balance at December 31,	$4,805	4,805

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets
(7)	Other Assets

Other assets were $7,592,000 and $8,572,000 at December 31, 2011 and 2010, respectively. During 2009, the FDIC required all members to prepay three years of estimated deposit insurance premiums. The Company’s assessment was $7,176,000. During 2011, the Company expensed $1,638,000 of the prepaid insurance premium, which is included in non-interest expense.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits and Securities Sold Under Repurchase Agreements [Abstract]
Deposits
(8)	Deposits

Deposits at December 31, 2011 and 2010 are summarized as follows:

	September 30,	September 30,
	In Thousands
	2011	2010

Demand deposits	$107,403	100,248
Savings accounts	90,010	58,382
Negotiable order of withdrawal accounts	257,242	237,715
Money market demand accounts	293,186	259,404
Certificates of deposit $100,000 or greater	271,556	275,738
Other certificates of deposit	288,489	303,851
Individual retirement accounts $100,000 or greater	44,189	43,207
Other individual retirement accounts	53,967	52,737

	$1,406,042	1,331,282

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2011 are as follows:

September 30,
(In Thousands)
Maturity	Total

2012	$463,146
2013	125,475
2014	37,824
2015	19,725
2016	12,031
Thereafter	—

$658,201

The aggregate amount of overdrafts reclassified as loans receivable was $388,000 and $374,000 at December 31, 2011 and 2010, respectively.

Wilson Bank is required to maintain cash balances or balances with the Federal Reserve Bank or other correspondent banks based on certain percentages of deposit types. The average required amounts for the years ended December 31, 2011 and 2010 were approximately $1,500,000.

Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Deposits and Securities Sold Under Repurchase Agreements [Abstract]
Securities Sold Under Repurchase Agreements
(9)	Securities Sold Under Repurchase Agreements

Securities sold under repurchase agreements were $7,419,000 and $6,536,000 at December 31, 2011 and 2010, respectively. The maximum amounts of outstanding repurchase agreements at any month end during 2011 and 2010 was $7,419,000 and $6,536,000, respectively. The average daily balance outstanding during 2011 and 2010 was $6,166,000 and $5,618,000, respectively. The weighted-average interest rate on the outstanding balance at December 31, 2011 and 2010 was .76% and .94% , respectively. The underlying securities are typically held by other financial institutions and are designated as pledged.

Non-Interest Income and Non-Interest Expense	12 Months Ended
Dec. 31, 2011
Non-Interest Income and Non-Interest Expense [Abstract]
Non-Interest Income and Non-Interest Expense
(10)	Non-Interest Income and Non-Interest Expense

The significant components of non-interest income and non-interest expense for the years ended December 31 are presented below:

	September 30,	September 30,	September 30,
	In Thousands
	2011	2010	2009

Non-interest income:
Service charges on deposits	$5,356	5,354	5,786
Other fees and commissions	6,859	6,105	5,140
Security gains, net	192	532	500
Fees and gains on sales of loans	2,069	2,275	2,554
Other income	—	—	1

	$14,476	14,266	13,981

	September 30,	September 30,	September 30,
	In Thousands
	2011	2010	2009

Non-interest expense:
Employee salaries and benefits	$22,723	18,799	20,266
Occupancy expenses	2,524	2,407	2,481
Furniture and equipment expenses	1,156	1,251	1,421
Loss on sales of other assets, net	15	21	51
Loss on sales of other real estate, net	3,560	1,113	822
Data processing expenses	1,322	1,255	1,042
FDIC insurance	1,756	2,232	2,504
Directors’ fees	739	733	783
Other operating expenses	9,868	8,894	8,334

	$43,663	36,705	37,704

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(11)	Income Taxes

The components of the net deferred tax asset are as follows:

	September 30,	September 30,
	In Thousands
	2011	2010

Deferred tax asset:
Federal	$9,102	9,333
State	1,465	1,586

	10,567	10,919

Deferred tax liability:
Federal	(1,726)	(1,071)
State	(353)	(219)

	(2,079)	(1,290)

	$8,488	9,629

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	September 30,	September 30,
	In Thousands
	2011	2010

Financial statement allowance for loan losses in excess of tax allowance	$8,994	8,169
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,019)	(615)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	773	674
Writedown of other real estate not deductible for income tax purposes until sold	800	—
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Deposit base premium related to acquisition of minority interest	(43)	(194)
Unrealized loss (gain) on securities available-for-sale	(537)	2,075

	$8,488	9,629

The components of income tax expense (benefit) are summarized as follows:

	September 30,	September 30,	September 30,
	In Thousands
	Federal	State	Total

2011
Current	$6,780	1,236	8,016
Deferred	(1,283)	(188)	(1,471)

Total	$5,497	1,048	6,545

2010
Current	$6,991	1,226	8,217
Deferred	(2,065)	(324)	(2,389)

Total	$4,926	902	5,828

2009
Current	$7,591	1,528	9,119
Deferred	(1,626)	(313)	(1,939)

Total	$5,965	1,215	7,180

A reconciliation of actual income tax expense of $6,545,000, $5,828,000 and $7,180,000 for the years ended December 31, 2011, 2010 and 2009, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	September 30,	September 30,	September 30,
	In Thousands
	2011	2010	2009

Computed “expected” tax expense	$5,642	5,051	6,374
State income taxes, net of Federal income tax benefit	694	587	818
Tax exempt interest, net of interest expense exclusion	(199)	(196)	(199)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	187	194	216
Earnings on cash surrender value of life insurance	(21)	(19)	(29)
Expenses not deductible for tax purposes	24	19	25
Stock based compensation expense	8	7	7
Other	210	185	(32)

	$6,545	5,828	7,180

Total income tax expense for 2011, 2010 and 2009, includes $73,000, $204,000 and $191,000 of expense related to the realized gain and loss, respectively, on sale of securities.

As of December 31, 2011, 2010 or 2009 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

There were no unrecognized tax benefits at December 31, 2011.

Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2011, were approximately $10.6 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company and its subsidiary file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2008, which would include audits of acquired entities. The Company’s Federal tax returns have been audited through December 31, 2003 with no changes.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
(12)	Commitments and Contingent Liabilities

The Company is party to litigation and claims arising in the normal course of business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the consolidated financial position.

In addition, the Company is currently involved in two lawsuits in which borrowers have alleged improper conduct by a former officer of the Company. One of the two lawsuits relates to a counter claim in which actions were brought by the Company to collect loans in default. While all these cases are in the discovery phase, each one continues to age as they are forty-two and thirty-four months old, respectively. Management believes losses, if any, will not be material.

Wilson Bank leases land for certain branch facilities and automatic teller machine locations. Future minimum rental payments required under the terms of the noncancellable leases are as follows:

September 30,
Years Ending December 31,	In Thousands

2012	$117
2013	70
2014	52
2015	33

Total rent expense amounted to $174,000, $189,000 and $185,000, respectively, during the years ended December 31, 2011, 2010 and 2009.

The Company has lines of credit with other financial institutions totaling $38,000,000. At December 31, 2011 and 2010, there was no balance outstanding under these lines of credit.

Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial Instruments with Off-Balance-Sheet Risk
(13)	Financial Instruments with Off-Balance-Sheet Risk

The Company is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments consist primarily of commitments to extend credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

	September 30,	September 30,
	In Thousands
	Contract or
	Notional Amount
	2011	2010
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$158,623	163,834
Standby letters of credit	16,747	19,138

Total	$175,370	182,972

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to be drawn upon, the total commitment amounts generally represent future cash requirements. The Company evaluates each customer’s credit-worthiness on a case-by-case basis. The amount of collateral, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral normally consists of real property.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing, and similar transactions. Most guarantees extend from one to two years. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The fair value of standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counter parties drawing on such financial instruments and the present creditworthiness of such counter parties. Such commitments have been made on terms which are competitive in the markets in which the Company operates; thus, the fair value of standby letters of credit equals the carrying value for the purposes of this disclosure. The maximum potential amount of future payments that the Company could be required to make under the guarantees totaled $16.7 million at December 31, 2011.

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentration of Credit Risk [Abstract]
Concentration of Credit Risk
(14)	Concentration of Credit Risk

Practically all of the Company’s loans, commitments, and commercial and standby letters of credit have been granted to customers in the Company’s market area. Practically all such customers are depositors of Wilson Bank. Investment in state and municipal securities also include governmental entities within the Company’s market area. The concentrations of credit by type of loan are set forth in note 2 to the consolidated financial statements.

At December 31, 2011, the Company’s cash and due from banks and federal funds sold included commercial bank deposits aggregating $13,869,000 in excess of the FDIC limit of $250,000 per depositor.

Federal funds sold were deposited with one bank.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan
(15)	Employee Benefit Plan

Wilson Bank has in effect a 401(k) plan (the “401(k) Plan”) which covers eligible employees. To be eligible an employee must have obtained the age of 20 1/2. The provisions of the 401(k) Plan provide for both employee and employer contributions. For the years ended December 31, 2011, 2010 and 2009, Wilson Bank contributed $1,421,000, $218,000 and $1,310,000, respectively, to the 401(k) Plan.

Dividend Reinvestment Plan	12 Months Ended
Dec. 31, 2011
Restricted Equity Securities and Dividend Reinvestment Plan and Regulatory Matters and Restrictions on Dividends [Abstract]
Dividend Reinvestment Plan
(16)	Dividend Reinvestment Plan

Under the terms of the Company’s dividend reinvestment plan (the “DRIP”) holders of common stock may elect to automatically reinvest cash dividends in additional shares of common stock. The Company may elect to sell original issue shares or to purchase shares in the open market for the account of participants. Original issue shares of 79,962 in 2011, 79,816 in 2010 and 95,403 in 2009 were sold to participants under the terms of the DRIP.

Regulatory Matters and Restrictions on Dividends	12 Months Ended
Dec. 31, 2011
Restricted Equity Securities and Dividend Reinvestment Plan and Regulatory Matters and Restrictions on Dividends [Abstract]
Regulatory Matters and Restrictions on Dividends
(17)	Regulatory Matters and Restrictions on Dividends

The Company and Wilson Bank are subject to regulatory capital requirements administered by the Federal Deposit Insurance Corporation, the Federal Reserve and the Tennessee Department of Financial Institutions. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Wilson Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Wilson Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011 and 2010, that the Company and Wilson Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the FDIC categorized Wilson Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables. There are no conditions or events since the notification that management believes have changed the Wilson Bank’s category. The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2011 and 2010, are also presented in the table:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)

December 31, 2011
Total capital to risk weighted assets:
Consolidated	$166,534	14.0%	$95,162	8.0%	$118,953	10.0%
Wilson Bank	164,775	13.9	94,835	8.0	118,543	10.0

Tier 1 capital to risk weighted assets:
Consolidated	151,566	12.8	47,364	4.0	71,047	6.0
Wilson Bank	149,817	12.6	47,561	4.0	71,341	6.0

Tier 1 capital to average assets:
Consolidated	151,566	9.7	62,501	4.0	N/A	N/A
Wilson Bank	149,817	9.6	62,424	4.0	78,030	5.0
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)

December 31, 2010:
Total capital to risk weighted assets:
Consolidated	$157,373	13.2%	$95,378	8.0%	$119,222	10.0%
Wilson Bank	154,156	12.9	95,601	8.0	119,501	10.0

Tier 1 capital to risk weighted assets:
Consolidated	142,366	11.9	47,854	4.0	71,781	6.0
Wilson Bank	139,132	11.7	47,566	4.0	71,350	6.0

Tier 1 capital to average assets:
Consolidated	142,366	9.6	59,319	4.0	N/A	N/A
Wilson Bank	139,132	9.3	59,842	4.0	74,802	5.0

Deferred Compensation Plan	12 Months Ended
Dec. 31, 2011
Deferred Compensation Plan [Abstract]
Deferred Compensation Plan
(18)	Deferred Compensation Plan

Wilson Bank provides its executive officers a deferred compensation plan (the “Deferred Compensation Plan”), which also provides for death and disability benefits. The Deferred Compensation Plan was established by the Board of Directors to reward executive management for past performance and to provide additional incentive to retain the service of executive management. There were ten employees participating in the Deferred Compensation Plan at December 31, 2011.

The Deferred Compensation Plan provides retirement benefits for a period of 180 months after the employee reaches the age of 65 and/or age 55 after 20 years of service. The Deferred Compensation Plan also provides benefits over a period of fifteen years in the event the executive should die or become disabled prior to reaching retirement. Wilson Bank has purchased insurance policies or other assets to provide the benefits listed above. The insurance policies remain the sole property of Wilson Bank and are payable to Wilson Bank. At December 31, 2011 and 2010, the deferred compensation liability totaled $1,878,000 and $1,597,000, respectively, the cash surrender value of life insurance was $2,001,000 and $1,554,000, respectively, and the face amount of the insurance policies in force approximated $7,000,000 and $5,358,000, respectively. The Deferred Compensation Plan is not qualified under Section 401 of the Internal Revenue Code.

Stock Option Plan	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Abstract]
Stock Option Plan
(19)	Stock Option Plan

In April 1999, the stockholders of the Company approved the Wilson Bank Holding Company 1999 Stock Option Plan (the “1999 Stock Option Plan”). The Stock Option Plan provides for the granting of stock options, and authorizes the issuance of common stock upon the exercise of such options, for up to 200,000 shares of common stock, to officers and other key employees of the Company and its subsidiaries. Furthermore, the Company may reserve additional shares for issuance under the Stock Option Plan as needed in order that the aggregate number of shares that may be issued during the term of the Stock Option Plan is equal to five percent (5%) of the shares of common stock then issued and outstanding.

In April 2009, the Company’s shareholders approved the Wilson Bank Holding Company 2009 Stock Option Plan (the “2009 Stock Option Plan”). The 2009 Stock Option Plan is effective as of April 14, 2009 and replaces the 1999 Stock Option Plan which expired on April 13, 2009. Under the 2009 Stock Option Plan, awards may be in the form of options to acquire common stock of the Company. Subject to adjustment as provided by the terms of the 2009 Stock Option Plan, the maximum number of shares of common stock with respect to which awards may be granted under the 2009 Stock Option Plan is 75,000 shares. As of December 31, 2011, the Company has granted 23,750 options to employees pursuant to the 2009 Stock Option Plan.

Under the 2009 Stock Option Plan, stock option awards may be granted in the form of incentive stock options or nonstatutory stock options and are generally exercisable for up to ten years following the date such option awards are granted. Exercise prices of incentive stock options must be equal to or greater than 100% of the fair market value of the common stock on the grant date.

The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2011, 2010 and 2009:

	September 30,	September 30,	September 30,
	2011	2010	2009

Expected dividends	1.12%	2.37%	2.24%
Expected term (in years)	7.75	7.75	7.75
Expected volatility	25%	15%	15%
Risk-free rate	2.74%	3.39%	2.07%

The expected volatility is based on historical volatility adjusted for consideration of other relevant factors. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

A summary of the stock option activity for 2011, 2010 and 2009 is as follows:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	53,892	$29.46	41,370	$24.73	66,586	$18.19
Granted	4,500	39.88	19,250	37.75	6,250	35.75
Exercised	(5,284)	20.76	(3,659)	20.92	(29,630)	12.54
Forfeited or expired	(400)	23.63	(3,069)	26.85	(1,836)	21.72

Outstanding at end of year	52,708	$31.24	53,892	$29.46	41,370	$24.73

Options exercisable at year end	13,227	$25.00	11,574	$21.81	9,851	$21.12

The following table summarizes information about fixed stock options outstanding at December 31, 2011:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Options Outstanding			Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
Range of	Number	Average	Remaining	Number	Average	Remaining
Exercise	Outstanding	Exercise	Contractual	Exercisable	Exercise	Contractual
Prices	at 12/31/11	Price	Term	at 12/31/11	Price	Term

$ 11.46—$ 17.19	7,059	$16.14	.7 years	4,788	$16.08	.7 years
$ 17.20—$ 25.79	6,872	$22.76	2.8 years	2,532	$23.47	3.0 years
$ 25.80—$ 41.25	38,777	$35.49	7.2 years	5,907	$32.89	6.2 years

	52,708			13,227

Aggregate intrinsic value (in thousands)	$528			$215

The weighted average fair value at the grant date of options granted during the years 2011, 2010 and 2009 was $11.53, $6.01 and $4.68, respectively. The total intrinsic value of options exercised during the years 2011, 2010 and 2009 was $108,000, $67,000 and $732,000, respectively.

As of December 31, 2011, there was $173,000 of total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. The cost is expected to be recognized over a weighted-average period of 4.4 years.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

(20) Earnings Per Share

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	September 30,	September 30,	September 30,
	In Thousands (except share data)
	2011	2010	2009
Basic EPS Computation:
Numerator—Earnings available to common stockholders	$10,050	9,027	11,567

Denominator—Weighted average number of common shares outstanding	7,280,907	7,198,711	7,101,084

Basic earnings per common share	$1.38	1.25	1.63

Diluted EPS Computation:
Numerator—Earnings available to common stockholders	$10,050	9,027	11,567

Denominator:
Weighted average number of common shares outstanding	7,280,907	7,198,711	7,101,084
Dilutive effect of stock options	7,215	8,253	11,232

	7,288,122	7,206,964	7,112,316

Diluted earnings per common share	$1.38	1.25	1.63

Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Wilson Bank Holding Company - Parent Company Financial Information [Abstract]
Wilson Bank Holding Company - Parent Company Financial Information
(21)	Wilson Bank Holding Company - Parent Company Financial Information

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Balance Sheets

December 31, 2011 and 2010

	September 30,		September 30,
	Dollars In Thousands
	2011		2010
ASSETS

Cash	$1,579	*	3,070	*
Investment in wholly-owned commercial bank subsidiary	155,599		141,099	*
Refundable income taxes	170		164

Total assets	$157,348		144,333

LIABILITIES AND STOCKHOLDERS’ EQUITY

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,304,186 and 7,225,088 shares issued and outstanding, respectively	$14,608		14,450
Additional paid-in capital	46,734		43,790
Retained earnings	95,141		89,439
Net unrealized gains (losses) on available-for-sale securities, net of income taxes of $537 and $2,075, respectively	865		(3,346)

Total stockholders’ equity	157,348		144,333

Total liabilities and stockholders’ equity	$157,348		144,333

*	Eliminated in consolidation.

7WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Earnings and Comprehensive Earnings

Three Years Ended December 31, 2011

	September 30,	September 30,	September 30,
	Dollars In Thousands
	2011	2010	2009
Expenses:
Directors’ fees	$346	346	376
Other	64	45	60

Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries	(410)	(391)	(436)

Federal income tax benefits	170	164	228

	(240)	(227)	(208)

Equity in undistributed earnings of commercial bank subsidiary	10,290 *	9,254 *	11,775 *

Net earnings	10,050	9,027	11,567

Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $2,685, $1,578 and $250, respectively	4,330	(2,546)	405
Reclassification adjustments for net gains included in net earnings, net of taxes of $73, $204 and $191, respectively	(119)	(328)	(309)

Other comprehensive earnings (losses)	4,211	(2,874)	96

Comprehensive earnings	$14,261	6,153	11,663

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Changes in Stockholders’ Equity

Three Years Ended December 31, 2011

	September 30,	September 30,	September 30,	September 30,	September 30,
	Dollars In Thousands
				Net Unrealized
		Additional		Gain (Loss) On
	Common	Paid-In	Retained	Available-For-
	Stock	Capital	Earnings	Sale Securities	Total
Balance December 31, 2008	$14,084	38,078	77,524	(568)	129,118
Cash dividends declared, $.62 per share	—	—	(4,379)	—	(4,379)
Issuance of 95,403 shares of stock pursuant to dividend reinvestment plan	191	3,268	—	—	3,459
19,493 common shares repurchased	(39)	(658)	—	—	(697)
Issuance of 29,630 shares of stock pursuant to exercise of stock options	59	312	—	—	371
Share based compensation expense	—	22	—	—	22
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $59	—	—	—	96	96
Net earnings for the year	—	—	11,567	—	11,567

Balance December 31, 2009	14,295	41,022	84,712	(472)	139,557
Cash dividends declared, $.60 per share	—	—	(4,300)	—	(4,300)
Issuance of 79,816 shares of stock pursuant to dividend reinvestment plan	160	2,892	—	—	3,052
5,969 common shares repurchased	(12)	(213)	—	—	(225)
Issuance of 3,659 shares of stock pursuant to exercise of stock options	7	69	—	—	76
Share based compensation expense	—	20	—	—	20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782	—	—	—	(2,874)	(2,874)
Net earnings for the year	—	—	9,027	—	9,027

Balance December 31, 2010	14,450	43,790	89,439	(3,346)	144,333
Cash dividends declared, $.60 per share	—	—	(4,348)	—	(4,348)
Issuance of 79,962 shares of stock pursuant to dividend reinvestment plan	160	3,058	—	—	3,218
6,148 common shares repurchased	(13)	(237)	—	—	(250)
Issuance of 5,284 shares of stock pursuant to exercise of stock options	11	99	—	—	110
Share based compensation expense	—	24	—	—	24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $2,612	—	—	—	4,211	4,211
Net earnings for the year	—	—	10,050	—	10,050

Balance December 31, 2011	$14,608	46,734	95,141	865	157,348

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows

Three Years Ended December 31, 2011

Increase (Decrease) in Cash and Cash Equivalents

	September 30,	September 30,	September 30,
	Dollars In Thousands
	2011	2010	2009
Cash flows from operating activities:
Cash paid to suppliers and other	$(386)	(371)	(414)
Tax benefits received	164	228	216

Net cash used in operating activities	(222)	(143)	(198)

Cash flows from investing activities:
Dividends received from commercial bank subsidiary	—	4,500	1,000

Net cash provided by investing activities	—	4,500	1,000

Cash flows from financing activities:
Dividends paid	(4,348)	(4,300)	(4,379)
Proceeds from sale of stock pursuant to dividend reinvestment	3,218	3,052	3,459
Proceeds from exercise of stock options pursuant	110	76	371
Common shares repurchased	(249)	(225)	(697)

Net cash used in financing activities	(1,269)	(1,397)	(1,246)

Net increase (decrease) in cash and cash equivalents	(1,491)	2,960	(444)

Cash and cash equivalents at beginning of year	3,070	110	554

Cash and cash equivalents at end of year	$1,579	3,070	110

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows, Continued

Three Years Ended December 31, 2011

Increase (Decrease) in Cash and Cash Equivalents

	September 30,	September 30,	September 30,
	Dollars In Thousands
	2011	2010	2008
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$10,050	9,027	11,398

Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(10,290)	(9,254)	(11,601)
Decrease (increase) in refundable income taxes	(6)	64	(40)
Share based compensation expense	24	20	21

Total adjustments	(10,272)	(9,170)	(11,620)

Net cash used in operating activities	$(222)	(143)	(222)

Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value of Financial Instruments [Abstract]
Disclosures About Fair Value of Financial Instruments
(22)	Disclosures About Fair Value of Financial Instruments

Determination of Fair Value

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures topic of FASB ASC, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The recent fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

Fair Value Hierarchy

In accordance with this guidance, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1:

Valuation is based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2:

Valuation is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. The valuation may be based on quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3:

Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and Short Term Investments

The carrying amounts of cash and short-term instruments approximate fair values based on the short-term nature of the assets.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include highly liquid government bonds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models and discounted cash flows that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, and credit spreads. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include GSE obligations, corporate bonds, and other securities. Mortgage-backed securities are included in Level 2 if observable inputs are available. In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3.

Loans

For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (for example, one-to-four family residential), credit card loans, and other consumer loans are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics. Fair values for other loans for example, commercial real estate and investment property mortgage loans, commercial and industrial loans are estimated using discounted cash flow analyses, using market interest rates for comparable loans. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Deposits

The fair values disclosed for demand deposits (for example, interest and noninterest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).

The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.

Securities Sold Under Repurchase Agreements

The securities sold under repurchase agreements are payable upon demand. For this reason, the carrying amount is a reasonable estimate of fair value.

Accrued Interest

The carrying amounts of accrued interest approximate fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Asset and liabilities measured at fair value on a recurring basis are summarized below:

	September 30,	September 30,	September 30,	September 30,
		Fair Value Measurements at December 31, 2011
		Quoted Prices	Significant
	Carrying	in Active	Other	Significant
	Value at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
(in thousands)	2011	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities available-for-sale:
Debt securities	$310,731	—	310,731	—
Cash surrender value of life insurance	2,001	—	—	2,001

Total assets at fair value	$312,732	—	310,731	2,001

	September 30,	September 30,	September 30,	September 30,
		Fair Value Measurements at December 31, 2010
		Quoted Prices	Significant
	Carrying	in Active	Other	Significant
	Value at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
(in thousands)	2010	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities available-for-sale:
Debt securities	$277,032	2,012	275,020	—
Cash surrender value of life insurance	1,554	—	—	1,554

Total assets at fair value	$278,586	2,012	275,020	1,554

The Company does not measure any liabilities at fair value on a recurring basis.

The following table presents, for the year ended December 31, 2011 and 2010, the changes in Level 3 assets and liabilities that are measured at fair value on a recurring basis.

	September 30,	September 30,	September 30,	September 30,
	2011		2010
	Assets	Liabilities	Assets	Liabilities

Fair value, January 1	$1,554	—	1,497	—
Total realized gains included in income	61	—	57	—
Purchases, issuances and settlements, net	386	—	—	—
Transfers in and/or (out) of Level 3	—	—	—	—

Fair value December 31	$2,001	—	1,554	—

Total realized gains (losses) included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$—	—	—	—

Assets Measured at Fair Value on a Nonrecurring Basis

Under certain circumstances we make adjustments to fair value for our assets and liabilities although they are not measured at fair value on an ongoing basis. The following tables present the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2011 and 2010, for which a nonrecurring change in fair value has been recorded:

	September 30,	September 30,	September 30,	September 30,
		Fair Value Measurements at December 31, 2011
		Quoted Prices	Significant
	Carrying	in Active	Other	Significant
	Value at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
(in thousands)	2011	(Level 1)	(Level 2)	(Level 3)

Assets:
Impaired loans	$49,474	—	—	49,474
Other real estate	19,117	—	—	19,117
Repossessed assets	9	—	—	9

	$68,600	—	—	68,600

	September 30,	September 30,	September 30,	September 30,
		Fair Value Measurements at December 31, 2010
		Quoted Prices	Significant
	Carrying	in Active	Other	Significant
	Value at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
(in thousands)	2010	(Level 1)	(Level 2)	(Level 3)

Assets:
Impaired loans	$50,450	—	—	50,450
Other real estate	13,741	—	—	13,741
Repossessed assets	41	—	—	41

	$64,232	—	—	64,232

Commitments to Extend Credit, Standby Letters of Credit and Financial Guarantees Written

The carrying value and estimated fair values of the Company’s financial instruments at December 31, 2011 and 2010 are as follows:

	September 30,	September 30,	September 30,	September 30,
	In Thousands
	2011		2010
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Financial assets:
Cash and short-term investments	$54,174	54,174	$38,282	38,282
Securities available-for-sale	310,731	310,731	277,032	277,032
Securities held-to-maturity	14,464	15,266	13,396	13,690
Loans, net of unearned interest	1,123,258		1,095,268
Less: allowance for loan losses	24,525		22,177

Loans, net of allowance	1,098,733	1,107,440	1,073,091	1,075,663

Loans held for sale	14,775	14,775	7,845	7,845
Restricted equity securities	3,012	3,012	3,012	3,012
Accrued interest receivable	5,930	5,930	6,252	6,252
Cash surrender value of life insurance	2,001	2,001	1,554	1,554
Other real estate	19,117	19,117	13,741	13,741

Financial liabilities:
Deposits	1,406,042	1,408,071	1,331,282	1,339,747
Securities sold under repurchase agreements	7,419	7,389	6,536	6,536
Accrued interest payable	2,998	2,998	3,762	3,762

Unrecognized financial instruments:
Commitments to extend credit	—	—	—	—
Standby letters of credit	—	—	—	—

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on estimating on-and-off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. For example, Wilson Bank has a mortgage department that contributes net fee income annually. The mortgage department is not considered a financial instrument, and its value has not been incorporated into the fair value estimates. Other significant assets and liabilities that are not considered financial assets or liabilities include deferred tax assets and liabilities and property, plant and equipment. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
(23)	Quarterly Financial Data (Unaudited)

Selected quarterly results of oeprations for the four quarters ended December 31 are as follows:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	(In Thousands, except per share data)
	2011				2010				2009
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$17,959	18,295	18,181	17,915	18,376	18,919	19,669	19,216	19,781	20,516	20,395	20,401

Net interest income	13,639	13,880	13,725	13,216	13,178	13,077	13,381	12,492	12,635	12,914	12,363	12,386

Provision for loan losses	1,629	2,462	2,618	1,969	4,666	1,989	6,073	2,106	3,303	1,164	1,297	2,064

Earnings before income taxes	3,917	4,365	4,283	4,030	2,827	5,122	2,683	4,223	2,908	5,172	5,369	5,298

Net earnings	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585	1,907	3,162	3,273	3,225

Basic earnings per common share	0.31	0.37	0.36	0.34	0.23	0.43	0.23	0.36	0.27	0.44	0.46	0.46

Diluted earnings per common share	0.31	0.36	0.36	0.34	0.23	0.43	0.23	0.36	0.27	0.44	0.46	0.45

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
(24)	Subsequent Events

ASC Topic 855, Subsequent Events, as amended by ASU No. 2010-90, establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. The Company evaluated all events or transactions that occurred after December 31, 2011, through the date of the issued financial statements. During this period there were no material recognizable subsequent events that required recognition in our disclosures to the December 31, 2011 financial statements.

This financial information has not been reviewed for accuracy or relevance by the FDIC.